Trade and Other Receivables - Analysis of Age of Financial Assets That are Past Due but Not Impaired (Details) - NZD ($) $ in Thousands	Jan. 31, 2020	Jan. 31, 2019
Statement Line Items [Line Items]
Trade receivables	$ 2,358	$ 7,789
0 - 30 Days [Member]
Statement Line Items [Line Items]
Trade receivables	2,039	5,577
31 - 60 Days [Member]
Statement Line Items [Line Items]
Trade receivables	247	852
61 - 90 Days [Member]
Statement Line Items [Line Items]
Trade receivables	50
61 - 90 Days [Member] | Past Due Not Impaired [Member]
Statement Line Items [Line Items]
Trade receivables	50	101
> 90 Days [Member]
Statement Line Items [Line Items]
Trade receivables	22
> 90 Days [Member] | Past Due Not Impaired [Member]
Statement Line Items [Line Items]
Trade receivables		3,295
> 90 Days [Member] | Considered Impaired [Member]
Statement Line Items [Line Items]
Trade receivables	$ 22	$ (2,036)